INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories by Major Category
The following table summarizes our inventories by major category:

	March 31,	December 31,
(Dollars in millions)	2015	2014
Raw materials	$110	$13
Woodyard logs	11	6
Work-in-process	66	9
Finished goods	271	62
Replacement parts and other supplies	78	20
Inventories	$536	$110

	December 31,
(Dollars in thousands)	2014	2013
Raw materials	$13,337	$25,843
Woodyard logs	5,779	6,602
Work-in-process	9,274	14,738
Finished goods	62,477	60,919
Replacement parts and other supplies	19,857	29,585
Inventories	$110,724	$137,687
Amounts presented in the consolidated balance sheets and the table above are adjusted for valuation allowances.